Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expenses

For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Current income tax expense	–	–	–
Deferred income tax (benefit)/expense	–	–	–
	–	–	–

Schedule of reconciliation of the effective tax rate

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
(Loss)/profit before provision for income taxes	(11,565,768)	7,334,830	1,010,767
Income tax benefit computed at an applicable tax rate of 25%	(2,891,442)	1,833,708	252,692
Effect of preferential tax rate for small and micro enterprises	555,107	(1,378,838)	(190,010)
Super deduction for research and development expense	(421,455)	(655,695)	(90,357)
Effect of non-deductible items	182,921	33,574	4,627
Changes in valuation allowance	2,574,869	167,251	23,048
	–	–	–

Schedule of deferred tax assets and deferred tax liabilities

	As of March 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Operating lease liabilities	891,159	1,087,659	149,883
Net operating loss carry forward	7,122,994	7,282,801	1,003,597
Total deferred tax assets	8,014,153	8,370,460	1,153,480
Less: valuation allowance	(7,193,778)	(7,361,029)	(1,014,377)
Deferred tax assets, net	820,375	1,009,431	139,103

Deferred tax liabilities:
Operating lease right of use assets	(820,375)	(1,009,431)	(139,103)
Deferred tax liabilities, net	(820,375)	(1,009,431)	(139,103)
Total deferred tax	–	–	–

Schedule of change in valuation allowance

RMB
Net change of valuation allowance of deferred tax
Balance @03/31/2023	4,618,909
Additions during FY2024	2,574,869
Balance @03/31/2024	7,193,778
Additions during FY2025	167,251
Balance @03/31/2025	7,361,029

Schedule of taxes payable

	As of March 31,
	2024	2025
	RMB	RMB	US$
Value-added tax payable	4,358,746	10,399,477	1,433,086
Other taxes payable (i)	25,151	14,055	1,937
Total taxes payable	4,383,897	10,413,532	1,435,023

(i)	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.